Average Annual Total Returns{- Fidelity Total Bond K6 Fund} - 08.31 Fidelity Total Bond K6 Fund PRO-09 - Fidelity Total Bond K6 Fund	Fidelity Total Bond K6 Fund Return Before Taxes Past 1 year	Fidelity Total Bond K6 Fund Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		LB091 Past 1 year	LB091 Since Inception
Total	(0.10%)	4.27%	[1]	(1.54%)	3.42%	[1]	(1.10%)	3.63%	[1]

[1]	(a)From May 25, 2017